Related Party Transactions	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Related Party Transactions
28. RELATED PARTY TRANSACTIONS

The Company’s related parties include its subsidiaries, associates over which it exercises significant influence, and key management personnel. Transactions with the Company's subsidiaries have been eliminated on consolidation. Transactions with Juanicipio are disclosed in Note 13. There were no other related party transactions for the years ended December 31, 2025 and 2024.
Compensation of Key Management
Key management personnel compensation is comprised of:

	2025	2024
Short-term employee benefits (1)	$25	$17
Post-employment benefits (2)	2	2
Share-based payments (3)	1	1
	$28	$20
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes DSUs and annual stock option expense.